                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-1704

                      (Investment Company Act File Number)

                      Federated American Leaders Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: March 31, 2004

           Date of Reporting Period: Fiscal year ended March 31, 2004

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated American Leaders Fund, Inc.

Established 1969

35TH ANNUAL SHAREHOLDER REPORT

March 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$17.23	$23.41	$23.68	$24.74	$24.90
Income From Investment Operations:
Net investment income	0.24	0.23	0.17	0.25	0.17
Net realized and unrealized gain (loss) on investments	6.33	(6.19)	(0.06)	(0.28)	0.35

TOTAL FROM INVESTMENT OPERATIONS	6.57	(5.96)	0.11	(0.03)	0.52

Less Distributions:
Distributions from net investment income	(0.24)	(0.22)	(0.14)	(0.24)	(0.16)
Distributions from net realized gain on investments	--	--	(0.24)	(0.79)	(0.52)

TOTAL DISTRIBUTIONS	(0.24)	(0.22)	(0.38)	(1.03)	(0.68)

Net Asset Value, End of Period	$23.56	$17.23	$23.41	$23.68	$24.74

Total Return[1]	38.28%	(25.50)%	0.42%	(0.17)%	1.97%

Ratios to Average Net Assets:

Expenses	1.21%[2]	1.18%[2]	1.12%	1.16%	1.16%

Net investment income	1.12%	1.13%	0.73%	1.04%	0.68%

Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$1,562,277	$1,139,851	$1,626,954	$1,648,584	$1,671,780

Portfolio turnover	29%	25%	30%	23%	36%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2004 and March 31, 2003 are 1.19% and 1.17%, respectively, after taking into account these expense reductions.

3 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$17.22	$23.28	$23.59	$24.67	$24.87
Income From Investment Operations:
Net investment income (loss)	0.09	0.07	(0.01)	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	6.31	(6.13)	(0.06)	(0.28)	0.34

TOTAL FROM INVESTMENT OPERATIONS	6.40	(6.06)	(0.07)	(0.21)	0.32

Less Distributions:
Distributions from net investment income	(0.01)	--	--	(0.08)	--
Distributions from net realized gain on investments	--	--	(0.24)	(0.79)	(0.52)

TOTAL DISTRIBUTIONS	(0.01)	--	(0.24)	(0.87)	(0.52)

Net Asset Value, End of Period	$23.61	$17.22	$23.28	$23.59	$24.67

Total Return[1]	37.19%	(26.03)%	(0.36)%	(0.90)%	1.19%

Ratios to Average Net Assets:

Expenses	1.96%[2]	1.93%[2]	1.87%	1.91%	1.91%

Net investment income (loss)	0.38%	0.38%	(0.02)%	0.31%	(0.07)%

Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$991,586	$850,023	$1,421,563	$1,510,064	$1,721,729

Portfolio turnover	29%	25%	30%	23%	36%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2004 and March 31, 2003 are 1.94% and 1.92%, respectively, after taking into account these expense reductions.

3 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$17.22	$23.29	$23.60	$24.68	$24.88
Income From Investment Operations:
Net investment income (loss)	0.09	0.07	(0.01)	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	6.33	(6.14)	(0.06)	(0.27)	0.34

TOTAL FROM INVESTMENT OPERATIONS	6.42	(6.07)	(0.07)	(0.20)	0.32

Less Distributions:
Distributions from net investment income	(0.01)	--	--	(0.09)	--
Distributions from net realized gain on investments	--	--	(0.24)	(0.79)	(0.52)

TOTAL DISTRIBUTIONS	(0.01)	--	(0.24)	(0.88)	(0.52)

Net Asset Value, End of Period	$23.63	$17.22	$23.29	$23.60	$24.68

Total Return[1]	37.26%	(26.06)%	(0.36)%	(0.88)%	1.19%

Ratios to Average Net Assets:

Expenses	1.96%[2]	1.93%[2]	1.87%	1.91%	1.91%

Net investment income (loss)	0.37%	0.38%	(0.02)%	0.29%	(0.07)%

Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$126,806	$105,820	$168,012	$176,693	$185,063

Portfolio turnover	29%	25%	30%	23%	36%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2004 and March 31, 2003 are 1.94% and 1.92%, respectively, after taking into account these expense reductions.

3 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$17.21	$23.37	$23.65	$24.71	$24.88
Income From Investment Operations:
Net investment income	0.25	0.25	0.18	0.27	0.17
Net realized and unrealized gain (loss) on investments	6.31	(6.19)	(0.08)	(0.30)	0.34

TOTAL FROM INVESTMENT OPERATIONS	6.56	(5.94)	0.10	(0.03)	0.51

Less Distributions:
Distributions from net investment income	(0.24)	(0.22)	(0.14)	(0.24)	(0.16)
Distributions from net realized gain on investments	--	--	(0.24)	(0.79)	(0.52)

TOTAL DISTRIBUTIONS	(0.24)	(0.22)	(0.38)	(1.03)	(0.68)

Net Asset Value, End of Period	$23.53	$17.21	$23.37	$23.65	$24.71

Total Return[1]	38.29%	(25.46)%	0.37%	(0.17)%	1.94%

Ratios to Average Net Assets:

Expenses	1.19%[2]	1.18%[2]	1.12%	1.16%	1.16%

Net investment income	1.15%	1.13%	0.73%	1.07%	0.68%

Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$71,908	$57,804	$95,918	$104,302	$123,714

Portfolio turnover	29%	25%	30%	23%	36%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2004 and March 31, 2003 are 1.17% and 1.17%, respectively, after taking into account these expense reductions.

3 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

Period Ended 3/31/2004 [1]
Net Asset Value, Beginning of Period	$17.74
Income From Investment Operations:
Net investment income	0.13
Net realized and unrealized gain on investments	5.85

TOTAL FROM INVESTMENT OPERATIONS	5.98

Less Distributions:
Distributions from net investment income	(0.15)

Net Asset Value, End of Period	$23.57

Total Return[2]	33.76%

Ratios to Average Net Assets:

Expenses	1.66%[3,4]

Net investment income	0.54%[3]

Expense waiver/reimbursement[5]	0.00%[3,6]

Supplemental Data:

Net assets, end of period (000 omitted)	$3,082

Portfolio turnover	29%[7]

1 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.64% after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2004.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

FUND PERFORMANCE

The Federated American Leaders Fund, Inc., Class A Shares returned 38.28%1 based on net asset value during the past 12 months and underperformed the 44.14% return of the Standard & Poor's 500/Barra Value Index (S&P 500/ Barra Value)2 during the same period. The fund outperformed the median Lipper Large-Cap Value Fund3 during the past year.

Market conditions and impact upon portfolio's performance:

The 12-month reporting period ended March 31, 2004, marked a solid comeback for the S&P 500/ Barra Value Index after three negative years in a row, which drove positive fund performance. Fund returns were positively impacted by favorable market breadth as all ten of the economic sectors within the S&P 500/Barra Value Index generated positive returns during the fiscal year. Fund returns were negatively impacted by less exposure to the higher beta and smaller market capitalization companies within the S&P 500/Barra Value Index, as these companies dramatically outperformed during the fiscal year. Fund performance was also negatively influenced by significant exposure to income-producing securities, which despite the favorable tax law changes generally underperformed the S&P 500/Barra Value Index.

Sector selection impact upon Fund's performance:

Favorable sector selection influences upon fund performance relative to the S&P 500/ Barra Value Index included overweight positions in Information Technology (contribution of +0.58%), Materials (contribution of +0.43%), and Energy (contribution of +0.39%).

Negative sector selection influences upon fund performance relative to the S&P 500/ Barra Value Index included an underweight position in Consumer Discretionary (contribution of -0.21%) and overweight positions in Healthcare (contribution of -0.32%) and Consumer Staples (contribution of -0.29%).

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charges), for Class A, Class B, Class C Class F and Class K shares were 30.69%, 31.69%, 34.93%, 35.95% and 33.76%, respectively. Class K Shares total return reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

2 The Standard & Poor's 500/Barra Value Index is an unmanaged market capitalization weighted index of the stocks in the Standard & Poor's 500 Index (S&P 500) having the lowest price to book ratio. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charge.

Security selection impact upon Fund's performance:

Relative performance was helped by favorable security selection in the following sectors:

Consumer Discretionary (Federated Department Stores, up 95%; Sears, Roebuck & Co., up 82%; Johnson Controls, up 66%), Consumer Staples (Altria Group, up 92%), Industrials (Tyco International, up 123%; Cendant Corp., up 93%; General Dynamics, up 73%), and Energy (Marathon Oil, up 45%; BP PLC, up 38%; ConocoPhillips, up 34%).

Performance was unfavorably influenced by security selection that generally produced positive absolute returns for the fund, but underperformed the S&P 500/Barra Value Index on a relative basis. Sectors most affected in this manner included Information Technology (SunGard Data Systems, down 1%; Electronic Data Systems, up 13%; Computer Sciences, up 24%), Financials (Freddie Mac, down 3%; Nationwide Financial Services, up 1%; Marsh & McLennan, up 2%), and Materials (Du Pont (E.I.) de Nemours, up 12%; Air products & Chemicals, up 23%; International Paper, up 28%). Securities within these three sectors each generated absolute returns for the fund greater than 30% during the reporting period, but lagged their respective sectors within the S&P 500/Barra Value Index.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated American Leaders Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1994 to March 31, 2004, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value)2 and the Lipper Large-Cap Value Average (LLCVA).2

Average Annual Total Return[3] for the Period Ended 3/31/2004
1 Year	30.69%
5 Years	(0.10)%
10 Years	10.19%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% (10,000 investment minus $450 sales charge = $9,550) that was effective prior to October 1, 1994. As of October 1, 1994, the maximum sales charge is 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated American Leaders Fund, Inc. (Class B Shares) (the "Fund") from July 26, 1994 (start of performance) to March 31, 2004, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value)2 and the Lipper Large-Cap Value Average (LLCVA).2

Average Annual Total Return[3] for the Period Ended 3/31/2004
1 Year	31.69%
5 Years	(0.10)%
Start of Performance (7/26/1994)	10.08%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% of any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charge.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated American Leaders Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1994 to March 31, 2004, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value)2 and the Lipper Large-Cap Value Average (LLCVA).2

Average Annual Total Return[3] for the Period Ended 3/31/2004
1 Year	34.93%

5 Years	0.08%

10 Years	9.89%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges. Effective April 1, 2003, Class C Shares have added a 1% sales charge, in addition to the 1% contingent deferred sales charge.

GROWTH OF A $10,000 INVESTMENT -- CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated American Leaders Fund, Inc. (Class F Shares) (the "Fund") from March 31, 1994 to March 31, 2004, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value)2 and the Lipper Large-Cap Value Average (LLCVA).2

Average Annual Total Return[3] for the Period Ended 3/31/2004
1 Year	35.95%

5 Years	0.83%

10 Years	10.69%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% (10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied to any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charge.

GROWTH OF A $10,000 INVESTMENT -- CLASS K SHARES

The Fund's Class K Shares commenced operation on April 8, 2003. For the periods prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated American Leaders Fund, Inc. (Class K Shares) (the "Fund") from March 31, 1994 to March 31, 2004, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value)2 and the Lipper Large-Cap Value Average (LLCVA).2

Average Annual Total Return for the Period Ended 3/31/2004
1 Year	37.72%

5 Years	0.56%

10 Years	10.29%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

Portfolio of Investments

March 31, 2004

Shares			Value
		COMMON STOCKS--98.9%
		Consumer Discretionary--14.5%
373,900		Federated Department Stores, Inc.	$20,209,295
2,276,439		Ford Motor Co.	30,891,277
1,359,700		Gap (The), Inc.	29,804,624
588,602		General Motors Corp.	27,723,154
1,148,300		Home Depot, Inc.	42,900,488
835,300		Johnson Controls, Inc.	49,407,995
1,171,200		Koninklijke (Royal) Philips Electronics NV, ADR	33,941,376
1,482,500		News Corp. Ltd., PFD ADR	47,010,075
294,800		Sears, Roebuck & Co.	12,664,608
1,556,200	[1]	Time Warner, Inc.	26,237,532
996,048		Viacom, Inc., Class B	39,055,042
1,610,500		Walt Disney Co.	40,246,395

		TOTAL	400,091,861

		Consumer Staples--2.9%
1,146,800		Altria Group, Inc.	62,443,260
495,500		UST, Inc.	17,887,550

		TOTAL	80,330,810

		Energy--10.7%
902,800		BP PLC, ADR	46,223,360
709,400		ChevronTexaco Corp.	62,271,132
700,200		ConocoPhillips	48,880,962
862,400		ENSCO International, Inc.	24,293,808
1,261,500		Exxon Mobil Corp.	52,465,785
1,033,000		Halliburton Co.	31,392,870
851,800		Marathon Oil Corp.	28,680,106

		TOTAL	294,208,023

		Financials--33.4%
501,500		AON Corp.	13,996,865
999,400		Allstate Corp.	45,432,724
705,300		American International Group, Inc.	50,323,155
810,000		Bank of America Corp.	65,593,800
422,900		Bear Stearns Cos., Inc.	37,079,872
479,100		Capital One Financial Corp.	36,138,513
2,185,600		Citigroup, Inc.	112,995,520
382,100		Fannie Mae	28,409,135
224,400		Freddie Mac	13,253,064
356,500		Goldman Sachs Group, Inc.	37,200,775
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
586,800		Hartford Financial Services Group, Inc.	$37,379,160
2,358,400		J.P. Morgan Chase & Co.	98,934,880
545,500		Lincoln National Corp.	25,813,060
1,259,800		MBNA Corp.	34,808,274
598,800		MetLife, Inc.	21,365,184
1,067,400		Morgan Stanley	61,162,020
555,500		Nationwide Financial Services, Inc., Class A	20,025,775
1,321,700		U.S. Bancorp	36,545,005
1,248,100		Wachovia Corp.	58,660,700
882,000		Washington Mutual, Inc.	37,670,220
849,000		Wells Fargo & Co.	48,112,830

		TOTAL	920,900,531

		Healthcare--2.1%
327,900		McKesson HBOC, Inc.	9,866,511
595,500		Pfizer, Inc.	20,872,275
1,087,000	[1]	Tenet Healthcare Corp.	12,130,920
239,000		UnitedHealth Group, Inc.	15,401,160

		TOTAL	58,270,866

		Industrials--12.6%
560,100		Block (H&R), Inc.	28,581,903
3,213,657		Cendant Corp.	78,381,094
968,700		Masco Corp.	29,487,228
268,560		Northrop Grumman Corp.	26,431,675
685,300		Pitney Bowes, Inc.	29,200,633
316,900		Textron, Inc.	16,843,235
2,588,900		Tyco International Ltd.	74,171,985
536,900		Union Pacific Corp.	32,117,358
1,070,900		Waste Management, Inc.	32,319,762

		TOTAL	347,534,873

		Information Technology--10.5%
1,147,500	[1]	BMC Software, Inc.	22,433,625
418,600	[1]	Computer Sciences Corp.	16,882,138
736,300		First Data Corp.	31,042,408
2,861,744		Hewlett-Packard Co.	65,362,233
498,100		International Business Machines Corp.	45,745,504
325,100	[1]	Lexmark International Group, Class A	29,909,200
1,300,275		Motorola, Inc.	22,884,840
1,297,500	[1]	Storage Technology Corp.	36,109,425
684,500	[1]	SunGard Data Systems, Corp.	18,755,300

		TOTAL	289,124,673

Shares			Value
		COMMON STOCKS--continued
		Materials--6.0%
703,800		Air Products & Chemicals, Inc.	$35,274,456
1,004,200		Alcoa, Inc.	34,835,698
674,700		Du Pont (E.I.) de Nemours & Co.	28,485,834
712,600		International Paper Co.	30,114,476
636,500		PPG Industries, Inc.	37,107,950

		TOTAL	165,818,414

		Telecommunication Services--3.6%
490,500		BellSouth Corp.	13,581,945
854,400		SBC Communications, Inc.	20,966,976
1,409,100		Sprint Corp. (FON Group)	25,969,713
1,050,042		Verizon Communications	38,368,535

		TOTAL	98,887,169

		Utilities--2.6%
360,300		FPL Group, Inc.	24,086,055
483,400		FirstEnergy Corp.	18,891,272
571,800		Public Service Enterprises Group, Inc.	26,863,164

		TOTAL	69,840,491

		TOTAL COMMON STOCKS (IDENTIFIED COST $2,195,414,179)	2,725,007,711

		MUTUAL FUND--1.3%
34,920,927	[2]	Prime Value Obligations Fund, Class IS (at net asset value)	34,920,927

		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $2,230,335,106)[3]	2,759,928,638

		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(4,268,823)

		TOTAL NET ASSETS--100%	$2,755,659,815

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $2,231,679,678.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004

Assets:
Total investments in securities, at value including $34,920,927 of investments in affiliated issuers (Note 5) (identified cost $2,230,335,106)		$2,759,928,638
Cash		52,761
Income receivable		3,470,351
Receivable for investments sold		3,597,043
Receivable for shares sold		2,815,047

TOTAL ASSETS		2,769,863,840

Liabilities:
Payable for investments purchased	$7,079,081
Payable for shares redeemed	5,111,325
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	489,916
Payable for distribution services fee (Note 5)	713,059
Payable for shareholder services fee (Note 5)	579,480
Accrued expenses	231,164

TOTAL LIABILITIES		14,204,025

Net assets for 116,858,235 shares outstanding		$2,755,659,815

Net Assets Consist of:
Paid in capital		$2,400,074,679
Net unrealized appreciation of investments		529,593,532
Accumulated net realized loss on investments		(185,650,214)
Undistributed net investment income		11,641,818

TOTAL NET ASSETS		$2,755,659,815

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,562,277,129 ÷ 66,311,548 shares outstanding)		$23.56

Offering price per share (100/94.50 of $23.56)[1]		$24.93

Redemption proceeds per share		$23.56

Class B Shares:
Net asset value per share ($991,586,348 ÷ 41,992,340 shares outstanding)		$23.61

Offering price per share		$23.61

Redemption proceeds per share (94.50/100 of $23.61)[1]		$22.31

Class C Shares:
Net asset value per share ($126,806,486 ÷ 5,366,981 shares outstanding)		$23.63

Offering price per share (100/99.00 of $23.63)[1]		$23.87

Redemption proceeds per share (99.00/100 of $23.63)[1]		$23.39

Class F Shares:
Net asset value per share ($71,907,700 ÷ 3,056,578 shares outstanding)		$23.53

Offering price per share (100/99.00 of $23.53)[1]		$23.77

Redemption proceeds per share (99.00/100 of $23.53)[1]		$23.29

Class K Shares:
Net asset value per share ($3,082,152 ÷ 130,788 shares outstanding)		$23.57

Offering price per share		$23.57

Redemption proceeds per share		$23.57

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2004

Investment Income:
Dividends (including $285,860 received from affiliated issuers and net of foreign taxes withheld of $249,885) (Note 5)			$59,301,966
Interest (including income on securities loaned of $13,201)			31,283

TOTAL INCOME			59,333,249

Expenses:
Investment adviser fee (Note 5)		$16,770,358
Administrative personnel and services fee (Note 5)		1,979,077
Custodian fees		103,954
Transfer and dividend disbursing agent fees and expenses - Class A Shares (Note 5)		2,577,173
Transfer and dividend disbursing agent fees and expenses - Class B Shares (Note 5)		1,795,899
Transfer and dividend disbursing agent fees and expenses - Class C Shares (Note 5)		225,662
Transfer and dividend disbursing agent fees and expenses - Class F Shares (Note 5)		110,864
Transfer and dividend disbursing agent fees and expenses - Class K Shares (Note 5)		4,775
Directors'/Trustees' fees		24,322
Auditing fees		19,150
Legal fees		13,944
Portfolio accounting fees (Note 5)		254,556
Distribution services fee--Class B Shares (Note 5)		7,258,294
Distribution services fee--Class C Shares (Note 5)		903,958
Distribution services fee--Class K Shares (Note 5)		6,197
Shareholder services fee--Class A Shares (Note 5)		3,510,151
Shareholder services fee--Class B Shares (Note 5)		2,419,431
Shareholder services fee--Class C Shares (Note 5)		301,319
Shareholder services fee--Class F Shares (Note 5)		169,435
Share registration costs		133,188
Printing and postage		349,717
Insurance premiums		4,981
Taxes		168,178
Miscellaneous		27,966

TOTAL EXPENSES		39,132,549

Waiver, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(3,469)
Waiver of administrative personnel and services fee (Note 5)	(41,663)
Fees paid indirectly from directed brokerage arrangements	(439,231)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(484,363)

Net expenses			38,648,186

Net investment income			20,685,063

Realized and Unrealized Gain on Investments:
Net realized gain on investments			105,745,346
Net change in unrealized depreciation of investments			669,037,049

Net realized and unrealized gain on investments			774,782,395

Change in net assets resulting from operations			$795,467,458

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,685,063	$20,213,725
Net realized gain (loss) on investments	105,745,346	(240,882,263)
Net change in unrealized appreciation/depreciation of investments	669,037,049	(610,093,440)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	795,467,458	(830,761,978)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(15,899,658)	(14,756,236)
Class B Shares	(590,009)	--
Class C Shares	(32,631)	--
Class F Shares	(776,991)	(784,444)
Class K Shares	(8,816)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,308,105)	(15,540,680)

Share Transactions:
Proceeds from sale of shares	581,491,306	427,237,528
Net asset value of shares issued to shareholders in payment of distributions declared	15,116,576	13,396,092
Cost of shares redeemed	(772,605,275)	(753,280,994)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(175,997,393)	(312,647,374)

Change in net assets	602,161,960	(1,158,950,032)

Net Assets:
Beginning of period	2,153,497,855	3,312,447,887

End of period (including undistributed net investment income of $11,641,818 and $8,280,675, respectively)	$2,755,659,815	$2,153,497,855

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004

1. ORGANIZATION

Federated American Leaders Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class K Shares. The investment objective of the Fund is to seek growth of capital and income by concentrating the area of investment decision in the securities of high quality companies. Effective April 8, 2003, the Fund added Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2004, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At March 31, 2004, par value shares ($0.20 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	125,000,000
Class B Shares	125,000,000
Class C Shares	125,000,000
Class F Shares	125,000,000
Class K Shares	125,000,000
TOTAL	625,000,000

Transactions in capital stock were as follows:

Year Ended March 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,544,163	$454,884,208	14,764,949	$279,272,725
Shares issued to shareholders in payment of distributions declared	651,097	13,926,834	703,374	12,788,954
Shares redeemed	(23,037,928)	(467,246,739)	(18,823,134)	(353,481,630)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	157,332	$1,564,303	(3,354,811)	$(61,419,951)

Year Ended March 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,225,384	$88,950,382	5,046,186	$99,155,452
Shares issued to shareholders in payment of distributions declared	23,335	538,780	--	--
Shares redeemed	(11,628,622)	(247,272,066)	(16,733,690)	(315,744,731)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(7,379,903)	$(157,782,904)	(11,687,504)	$(216,589,279)

Year Ended March 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,457,383	$29,916,303	2,402,908	$44,413,788
Shares issued to shareholders in payment of distributions declared	1,090	25,189	--	--
Shares redeemed	(2,236,071)	(46,057,155)	(3,472,934)	(64,792,785)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(777,598)	$(16,115,663)	(1,070,026)	$(20,378,997)

Year Ended March 31	2004		2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	229,657	$4,712,072	232,818	$4,395,563
Shares issued to shareholders in payment of distributions declared	28,881	616,958	33,373	607,138
Shares redeemed	(561,604)	(11,793,487)	(1,010,267)	(19,261,848)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(303,066)	$(6,464,457)	(744,076)	$(14,259,147)

	Period Ended 3/31/2004[1]		Year Ended 3/31/2003
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	140,906	$3,028,341	--	--
Shares issued to shareholders in payment of distributions declared	391	8,815	--	--
Shares redeemed	(10,509)	(235,828)	--	--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	130,788	$2,801,328	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,172,447)	$(175,997,393)	(16,856,417)	$(312,647,374)

1 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for the reclass of distributions from income to long-term gains.

For the year ended March 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Loss
$(15,815)	$15,815

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income[1]	$17,308,105	$15,540,680

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$11,641,817

Net unrealized appreciation	$528,248,960

Capital loss carryforward	$184,305,642

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for wash sale loss deferrals.

At March 31, 2004, the cost of investments for federal tax purposes was $2,231,679,678. The net unrealized appreciation of investments for federal tax purposes was $528,248,960. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $587,840,250 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,591,290.

At March 31, 2004, the Fund had a capital loss carryforward of $184,305,642 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 11,624,328

2011	$172,681,314

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA") the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to: (a) 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended March 31, 2004 the fees paid to FEMCOPA and FIMCO were $4,504,198 and $12,262,691, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $285,860 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended March 31, 2004 the fees paid to FAS and FServ were $858,055 and $1,079,359, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended March 31, 2004, FSC retained $424,969 in sales charges from the sale of Class A Shares. FSC also retained $416 of contingent deferred sales charges relating to redemptions of Class A Shares, $4,340 relating to redemptions of Class C Shares and $1,643 relating to redemptions of Class F Shares. See "What Do Shares Cost"? in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $185,747 after voluntary waiver if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that, in turn, pay a portion of the Fund's operating expenses. For the year ended March 31, 2004, the Fund's expenses were reduced by $439,231 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-yterm obligations (and in-kind contributions), for the year ended March 31, 2004, were as follows:

Purchases	$725,977,487

Sales	$876,222,798

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Federated is performing an internal review of past mutual fund trading practices utilizing external legal and financial experts to assess the impact of these issues under the direction of the Independent Trustees of the Funds and in concert with a special investigative committee of Federated's Board. As a result of this ongoing review, Federated has established a restoration fund of $7.6 million representing: 1) the detrimental impact on those Funds from frequent trading activity; 2) the possible detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times; 3) receipt of fees received by Federated from assets invested as a result of frequent trading arrangements; and 4) interest on those amounts identified under the three items previously identified. The independent Trustees of the Fund are in the process of finalizing the amount of the restoration fund attributable to actions affecting the Fund and the manner in which such amount will be distributed to the Fund and/or its shareholders.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended March 31, 2004, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended March 31, 2004, 93.69% qualify for the dividend received deduction available to corporate shareholders.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND THE SHAREHOLDERS OF FEDERATED AMERICAN LEADERS FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated American Leaders Fund, Inc. (the "Fund") as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated American Leaders Fund, Inc. as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
May 14, 2004

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: July 1968

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: October 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1969	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1976

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd; Senior Managing Director and Portfolio Manager, Prudential Investments.

Kevin R. McCloskey Birth Date: May 12, 1966 VICE PRESIDENT Began serving: November 2002

Kevin R. McCloskey was named a Portfolio Manager of the Fund in 2001. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8042504 (5/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)   Audit Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $16,476
                  Fiscal year ended 2003 - $16,000

(b)   Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $12,240
                  Fiscal year ended 2003 - $5,824
                  Transfer Agent Service Auditors Report
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $72,181 and $16,493 respectively.  Fiscal year ended 2004 -
      Attestation services relating to the review of fund share
      transactions and Transfer Agent Service Auditors report.  Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures.

(c)   Tax Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $175,000 and $30,000 respectively.
      Analysis regarding the realignment of advisory companies.

(d)   All Other Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $85,649 and $38,999 respectively.  Fiscal year ended 2004 -
      Consultation regarding information requests by regulatory agencies and executive compensation analysis.  Fiscal year ended 2003 -
      Executive compensation analysis.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
                  4(b)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2004 - $433,328
                  Fiscal year ended 2003 - $204,856

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated American Leaders Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 24, 2004